SUPPLEMENTAL INFORMATION (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($) suezmax_tanker $ / shares shares	Dec. 31, 2018 USD ($) vessel very_large_crude_carrier shares	Dec. 31, 2017 vessel	Dec. 31, 2017 suezmax_tanker	Dec. 31, 2017 very_large_crude_carrier	Dec. 31, 2017 shares	Dec. 31, 2017 USD ($)
Other Significant Noncash Transactions [Line Items]
Number of vessels with terminated leases			6		2	2
Shares issued for purchase of vessels (in shares) | shares	16,035,856	16,035,856	0				0
Number of assets acquired | suezmax_tanker		10
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares	$ 7.92	$ 7.92
Stock issued for purchase of assets, total grant date fair value		$ 127.0
Front Scilla, Front Brabant, Front Ardenne | SFL
Other Significant Noncash Transactions [Line Items]
Number of vessels with terminated leases | vessel				3
Reduction in capital lease obligation								$ 53.2
Front Circassia, Front Page, Front Stratus, Front Serenade, Front Ariake, Front Falcon | SFL
Other Significant Noncash Transactions [Line Items]
Number of vessels with terminated leases | vessel			6
Reduction in capital lease obligation			$ 167.9